ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 61.7%	Shares	Value
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	361	$32,865

Apparel, Accessories & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	6,916	43,917

Application Software - 1.9%
DocuSign, Inc. (a)	1,631	96,572
InterDigital, Inc.	266	36,857
Zoom Video Communications, Inc. - Class A (a)	918	63,415
		196,844

Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc.	190	85,394
Bank of New York Mellon Corp.	855	58,328
Northern Trust Corp.	798	72,785
		216,507

Automotive Retail - 1.6%
Advance Auto Parts, Inc.	594	26,914
Lithia Motors, Inc.	479	144,217
		171,131

Biotechnology - 0.7%
Biogen, Inc. (a)	342	70,028

Brewers - 0.5%
Molson Coors Beverage Co. - Class B	971	52,405

Broadcasting - 0.3%
Nexstar Media Group, Inc.	190	32,467

Building Products - 0.5%
Resideo Technologies, Inc. (a)	2,546	51,327

Casinos & Gaming - 1.1%
Boyd Gaming Corp.	1,296	77,786
International Game Technology PLC	1,847	41,354
		119,140

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 61.7% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 0.6%
Essent Group Ltd.	533	$34,267
Federal Agricultural Mortgage Corp. - Class C	152	30,015
		64,282

Commodity Chemicals - 0.2%
Olin Corp.	547	23,887

Construction Machinery & Heavy Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc.	494	45,818

Consumer Finance - 2.6%
Capital One Financial Corp.	646	94,917
Discover Financial Services	550	76,291
SLM Corp.	4,674	103,108
		274,316

Diversified Banks - 0.6%
US Bancorp	1,271	60,029

Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	304	35,182

Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	2,455	22,709

Electric Utilities - 0.7%
American Electric Power Co., Inc.	792	79,422

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	228	58,072

Electronic Manufacturing Services - 0.5%
Flex Ltd. (a)	1,619	52,601

Fertilizers & Agricultural Chemicals - 1.5%
Corteva, Inc.	2,850	163,305

Food Retail - 0.4%
Kroger Co.	712	37,886

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 61.7% (CONTINUED)	Shares	Value
Footwear - 0.3%
Skechers USA, Inc. - Class A (a)	456	$31,227

Health Care Equipment - 1.2%
Envista Holdings Corp. (a)	2,421	44,208
Zimmer Biomet Holdings, Inc.	722	83,362
		127,570

Health Care Facilities - 0.2%
US Physical Therapy, Inc.	304	26,022

Health Care Services - 1.1%
AMN Healthcare Services, Inc. (a)	1,228	65,121
Labcorp Holdings, Inc.	228	52,415
		117,536

Home Furnishings - 0.4%
Tempur Sealy International, Inc.	735	38,536

Homebuilding - 0.5%
Meritage Homes Corp.	266	52,687

Hotels, Resorts & Cruise Lines - 2.4%
Expedia Group, Inc. (a)	1,022	142,150
Norwegian Cruise Line Holdings Ltd. (a)	2,378	42,543
Wyndham Hotels & Resorts, Inc.	836	65,793
		250,486

Industrial Machinery & Supplies & Components - 1.1%
Chart Industries, Inc. (a)	524	64,138
Otis Worldwide Corp.	532	50,375
		114,513

Investment Banking & Brokerage - 1.6%
Jefferies Financial Group, Inc.	1,060	63,547
LPL Financial Holdings, Inc.	453	101,626
		165,173

Leisure Products - 0.6%
Mattel, Inc. (a)	2,266	43,008
Topgolf Callaway Brands Corp. (a)	2,014	20,261
		63,269

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 61.7% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	137	$27,092
ICON PLC (a)	304	97,906
		124,998
Managed Health Care - 4.1%
Centene Corp. (a)	2,069	163,099
Humana, Inc.	297	105,278
Molina Healthcare, Inc. (a)	494	172,796
		441,173
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	1,862	69,713

Movies & Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	1,284	125,408

Oil & Gas Equipment & Services - 0.7%
Halliburton Co.	2,394	74,429

Oil & Gas Exploration & Production - 2.0%
Diamondback Energy, Inc.	570	111,213
Viper Energy, Inc.	2,166	103,101
		214,314

Oil & Gas Refining & Marketing - 1.5%
Valero Energy Corp.	646	94,788
World Kinect Corp.	2,166	62,359
		157,147

Oil & Gas Storage & Transportation - 1.6%
Cheniere Energy, Inc.	380	70,399
Energy Transfer LP	6,194	99,723
		170,122

Other Specialty Retail - 0.5%
Ulta Beauty, Inc. (a)	139	49,045

Packaged Foods & Meats - 1.5%
J M Smucker Co.	442	50,688
Nomad Foods Ltd.	5,982	112,462
		163,150

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 61.7% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 1.5%
Graphic Packaging Holding Co.	5,472	$163,777

Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	1,216	43,910
Delta Air Lines, Inc.	1,035	43,977
		87,887

Passenger Ground Transportation - 0.5%
Avis Budget Group, Inc.	440	36,076
Lyft, Inc. - Class A (a)	1,824	21,286
		57,362

Personal Care Products - 1.4%
Kenvue, Inc.	6,856	150,489

Property & Casualty Insurance - 1.8%
Assured Guaranty Ltd.	631	50,530
Axis Capital Holdings Ltd.	1,216	97,134
First American Financial Corp.	722	46,064
		193,728

Real Estate Services - 1.5%
Cushman & Wakefield PLC (a)	5,168	67,184
Jones Lang LaSalle, Inc. (a)	342	87,289
		154,473

Regional Banks - 1.7%
East West Bancorp, Inc.	380	31,947
Truist Financial Corp.	1,848	82,162
Wintrust Financial Corp.	573	62,342
		176,451

Reinsurance - 2.1%
Reinsurance Group of America, Inc.	241	53,203
RenaissanceRe Holdings Ltd.	684	174,277
		227,480

Research & Consulting Services - 0.4%
Equifax, Inc.	154	47,298

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 61.7% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.9%
Photronics, Inc. (a)	1,369	$35,402
Teradyne, Inc.	428	58,521
		93,923

Semiconductors - 1.0%
First Solar, Inc. (a)	116	26,375
Microchip Technology, Inc.	474	38,944
Qorvo, Inc. (a)	374	43,343
		108,662

Technology Distributors - 1.4%
Arrow Electronics, Inc. (a)	587	79,292
TD SYNNEX Corp.	608	73,823
		153,115

Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	342	30,985
WESCO International, Inc.	494	81,698
		112,683

Transaction & Payment Processing Services - 3.4%
Global Payments, Inc.	2,004	222,464
PayPal Holdings, Inc. (a)	1,226	88,799
Western Union Co.	4,443	54,205
		365,468
TOTAL COMMON STOCKS (Cost $6,126,137)		6,573,454

EXCHANGE TRADED FUNDS - 34.9%
Vanguard Mid-Cap ETF	4,104	1,059,653
Vanguard Mid-Cap Value ETF	6,574	1,080,700
Vanguard Small-Cap ETF	2,280	532,197
Vanguard Small-Cap Value ETF	5,282	1,048,213
TOTAL EXCHANGE TRADED FUNDS (Cost $3,329,350)		3,720,763

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Cousins Properties, Inc.	1,178	33,585
Ellington Financial, Inc.	4,234	55,677
Equity Residential	760	56,909
Redwood Trust, Inc.	6,478	49,038
Starwood Property Trust, Inc.	2,488	51,850
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $216,738)		247,059

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 5.23% (b)	117,697	$117,697
TOTAL SHORT-TERM INVESTMENTS (Cost $117,697)		117,697

TOTAL INVESTMENTS - 100.0% (Cost $9,789,922)		$10,658,973
Other Assets in Excess of Liabilities - 0.0% (c)		4,709
TOTAL NET ASSETS - 100.0%		$10,663,682

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of August 31, 2024.
(c) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$6,573,454	$—	$—	$6,573,454
Exchange Traded Funds	3,720,763	—	—	3,720,763
Real Estate Investment Trusts	247,059	—	—	247,059
Money Market Funds	117,697	—	—	117,697
Total Investments in Securities	$10,658,973	$—	$—	$10,658,973

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.